Capital Management, Corporate Governance Transparency Policy and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Banks's Shareholders
As of December 31, 2021, the Bank’s shareholders are:

Full name / corporate name	Participating Interest	Voting Interest
Fideicomiso de Garantía JHB BMA (1)	17.28	19.65
Carballo Delfín Jorge Ezequiel	17.47	19.19
ANSES FGS Law No. 26425	28.80	26.91
Grouped shareholders (Local Stock Exchanges)	10.36	9.87
Grouped shareholders (Foreign stock exchanges)	26.09	24.38

Summary of Minimum Capital Requirements Measured on Consolidated Basis
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2021, together with the integration thereof (computable equity) as of the end of such month:

Item	12/31/2021
Minimum capital requirements	57,748,908
Computable equity	255,515,796

Capital surplus	197,766,888

Summary of Allowance for Credit Losses	The following chart shows the composition of loan loss allowances according to the type of financial instrument as of December 31, 2021, and 2020:

Composition	12/31/2021	12/31/2020
Loans and other financing	9,631,477	14,985,662
Loans commitment	353,085	35,018
Other financial assets	26,448	28,569
Other debt securities at amortized cost	3,753	8,259
Other debt securities at fair value through OCI	16,304	9,002

Total	10,031,067	15,066,510

Summary of Key Economic Variables or Assumptions
The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, favorable and downside), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned Probabilities	2022	2023	2024
		%	%	%	%

GDP growth %	Base case	50	2.50	3.00	3.00
	Favorable	5	5.00	5.00	5.00
	Downside	45	(5.00)	(0.50)	0.00
Interest rates %	Base case	50	44.55	35.44	35.44
	Favorable	5	34.93	29.37	29.37
	Downside	45	65.82	58.22	58.22
CPI %	Base case	50	54.04	38.01	33.04
	Favorable	5	32.98	26.02	20.03
	Downside	45	66.84	44.99	40.00

Summary of Aging Analysis of Performing Loans in Arrears	The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2021		12/31/2020
	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount
Performing	2.05%	96.76	2.32%	96.17
High grade	1.02%	79.54	1.13%	76.20
Standard grade	5.05%	12.44	4.79%	12.64
Sub-standard grade	11.26%	4.78	12.48%	7.33
Past due but not impaired	30.27%	2.33	33.24%	2.70
Impaired	100%	0.91	100%	1.13

Total		100		100

Exposure at default (EAD)
The EAD represents the exposure of a financial instrument on the date of the analysis, i.e. the level to which the Bank is exposed to credit risk in the event of a potential default by the counterparty.
To calculate the EAD, segmentation is performed at product level, according to the following differentiation:

•
Products with no exposure certainty: in the case of revolving products (credit cards and saving accounts) in stages 1 and 2, in order to calculate the EAD, it is necessary to estimate a credit conversion factor (CCF). For these transactions, the CCF represents the average percentage of exposure increase that may be observed in a contract from measurement to default. For these products, in stage 3, no additional increase is considered in the exposure.

•
Products with exposure certainty: in these types of products (generally amortizable loans), future exposure is known because the counterparty cannot increase its exposure beyond what was agreed upon in the contractual schedule. Therefore, the CCF does not apply to these products, and the EAD varies at each moment in time by reflecting the amortization of the loan balance due.

Loss given default (LGD)
LGD is the estimated loss in the case of default. It is based on the difference between all contractual cash flows and the cash flows expected by the lender (i.e., all cash shortfalls), considering the proceeds from the realization of collateral.
It is the supplement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the amount at default is compared with the present value of the amounts recovered after the date of default.
LGD varies based on the type of counterparty, aging, type of claim and the existence of guarantees securing credits. It is expressed as a percentage of the loss for EAD.
Just as the PDs, to assess the LGD, a distinction is made per customer in individual analyses and per product in the case of customers analyzed collectively. The Bank bases its estimates on the historical information observed regarding the recoveries obtained on customers or default transactions, discounted at the effective interest rate of such agreements and measured upon default.
Once the recovery rates are obtained, this behavior is projected through the triangle method to estimate the periods with less maturity. Finally, the weighted average of the loss for each portfolio is determined.
The LGDs are also amended by the macroeconomic models applied for the prospective vision.
Customers analyzed on an individual basis:
The Bank’s credit risk impairment assessment model is set to analyze individually all Corporate Portfolio customers, as defined by the BCRA, financial institutions, the public sector and government and private securities.
To make such an assessment, some objective data were defined to analyze whether there is a SICR and to determine whether it should be reclassified to stage 2 or to stage 3 when a default is produced or expected, or whether they should remain in stage 1. Those events comprise mainly material delays in the main credit lines granted, the Bank’s legal action for the assistance granted, the petition for insolvency proceedings or bankruptcy, and past due loans with pending principal, among others.
All the customers subject to the individual analysis are examined on a monthly basis to define the stage, following different criteria for each one of them:
Stage 1: the customers whose individual assessment reflects the following characteristics are deemed included:

•	The financial instruments did not experience significant risk increases.

•	The customer’s cash flow analysis shows that it has the ability to meet all its obligations adequately.

•	It has a liquid financial position, with low level of indebtedness.

•	Cash flows are not subject to drastic changes in the event of major variations in the behavior of own and sector variables.

•	It regularly pays its obligations, even when it suffers minor and insignificant delays.
This stage also includes:

•	The customers previously included in stages 2 or 3 who improved their credit risk indicators and meet the parameters defined for stage 1.
Stage 2: this stage includes the customers that, based on the individual analysis of their payment capacity, have a SICR that is not sufficiently severe to set default as defined for stage 3.
Some elements considered upon defining the existence of a significant increase in credit risk are:

•	Profitability, liquidity and solvency indicators that tend to weaken, or some of the indications of impairment:
•	There is a significant increase in payables without a consistent rise in revenues.

•	There is a major decline in operating margins, or existence of operating loss.

•	There are adverse changes in the context that exert a negative effect on future financial flows.

•	There is a drastic decline in demand or negative changes in the business plans.

•	There are significant changes in the value of the guarantees received

•	The arrears in payment to the Bank are due to current operating or extraordinary circumstances, and a prompt resolution is expected.
This stage also includes:

•	The customers that, having been included in stage 3, improved their credit risk indicators and are no longer at default, but which status prevents them from being reclassified to stage 1.
Stage 3: it includes the customers that, after an individual analysis, experience some of the following situations:

•	Significant delays in the main credit lines granted, with no agreement with the Bank.

•	Have been subject to complaints filed the Bank for the recovery of the assistance granted.

•	Filed for insolvency proceedings or went into bankruptcy

•	Refinance their payables systematically and have still not settled over 5% of the refinanced principal.

•	Cash flows analysis shows that it is highly unlikely that the customer may meet all its obligations in the agreed-upon conditions.
The Credit Administration and Transactions Department analyzes all the portfolio under this approach, with special emphasis on customers in stages 2 and 3 in the previous month and those showing objective data that could evidence the existence of a SICR. The study is supplemented with the macroeconomic context and other news in relation to the performance of customers. Its staging proposal is submitted to the consideration of Corporate Risk and Credit Recovery Management Departments, which incorporate their own vision of the customer or the activity sector. The final assessment of the stage assigned to each customer is approved by the Credit Risk Management and is used as an input to estimate the ECL of the customers analyzed on an individual basis.

ECL calculation for customers included in an individual analysis:
Stage 1: the estimates of the customers classified in stage 1 arise from the parameters under expected credit loss models, whose characteristics are described in the previous sections on PD, EAD and LGD.
Stages 2 and 3: based on the evidence gathered upon the analysis, the Credit Risk Management –considering the level of progress of collection negotiations, as well as the evidence from a potential sale of collateral received or other credit improvements making up the contractual terms– prepares three potential recovery scenarios for each credit transaction of stage 2 and 3 customers, calculating the current value of expected flows for each scenario, which are weighted in view of their probability of occurrence. The expected loss of each transaction is the difference between the book payable of each transaction and the present weighted value of expected cash flows.

52.1.2	Prospective information used in ECL models
The calculation of ECL for risk impairment includes and is adjusted prospectively with respect to the portfolio behavior. To such end, the Bank examines the macroeconomics variables which have an impact on PD and LGD and designed 4 models which differ by customer type: Retail, Agro, Pymes and Commercial.
The main economic variables that impact on the expected losses used to calculate ECL for each economic scenario are changes in GDP, changes in interest rates, among others.
As established in IFRS 9, impact is calculated based on the different behavior scenarios of the variables; to such end, a 36-month estimate on the variables used for the models is requested from a well-known economic consulting firm. This estimate is prepared for three alternative macroeconomic scenarios, to which a likelihood of occurrence is assigned.
Finally, the Bank calculates ECL by applying the alternative scenarios on a weighted basis, which are updated on a quarterly basis in each calendar quarter.
The value of the macroeconomic variables used in calculating the forward-looking adjustment is restricted to econometric model calculations and the estimates of the independent consultant in relation to those variables. However, in line with the “Guidance on credit risk and accounting for expected credit losses” of the Basel Banking Supervision Committee, the Bank applies its own criterion based on experience in order to consider reasonable and sustainable prospective information in due manner (including macroeconomic factors) and, as applicable, to determine the proper level of value corrections.
The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, favorable and downside), with the assigned probability of occurrence to each scenario:

Key Drivers	ECL Scenario	Assigned Probabilities	2022	2023	2024
		%	%	%	%

GDP growth %	Base case	50	2.50	3.00	3.00
	Favorable	5	5.00	5.00	5.00
	Downside	45	(5.00)	(0.50)	0.00
Interest rates %	Base case	50	44.55	35.44	35.44
	Favorable	5	34.93	29.37	29.37
	Downside	45	65.82	58.22	58.22
CPI %	Base case	50	54.04	38.01	33.04
	Favorable	5	32.98	26.02	20.03
	Downside	45	66.84	44.99	40.00
52.1.3	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.
The amortized cost of loans modified during 2021 and the associated net modification amounted to 2,259,534 and 370,771, respectively. The Bank does not consider loans using the mandatory extensions and payment facilities provide by BCRA as part of such modified loans. The amortized cost of loans modified during 2020 and the associated net modification amounted to 1,425,454 and 124,175, respectively.

52.1.4	Additional Forward-looking allowances based on expert credit judgment
Covid-19 adjustment
During 2020, within the context of the Covid-19 pandemic, the Bank made a special prospective adjustment based on the impairment in the position of those customers showing higher vulnerability levels or signs of payment difficulties as a result of the pandemic. That adjustment, based on estimates of the f
u
ture behavior of those customers using the mandatory reschedules and refinancing ordered by the BCRA as from March 2020, amounted to 5,553,719 as of December 31, 2020.
Once the period set for mandatory reschedule elapsed (March 2021), the Bank began to apply allowances to the customers defaulting their financial obligations. Considering that, as of December 31, 2021, it is considered that the circumstances giving rise to the Covid-19 adjustment had already disappeared, no adjustment is recorded in this regard.
Adjustment for uncertainty in external obligation restructuring
As of December 31, 2021, the Bank’s Management decided to make a prospective adjustment after estimating an incremental effect on ECL allowances in order to cover an uncertain macroeconomic scenario due to the lack of an agreement between the Argentine Government and the IMF to restructure the debt.
Upon closing of the consolidated financial statements, Management considered the macroeconomic imbalance that would arise upon the deadline of the huge principal and interest amounts payable by Argentina to the IMF, as agreed in 2018, if no final restructuring agreement were reached regarding those obligations.
The Bank
 also considered the pressure on the already low level of Argentine reserves in US dollars, which casts a doubt on the possibility of reaching an agreement, which must also be approved by the Argentine Congress.
In view of this uncertain scenario, which cannot be captured in full by the prospective models used by the Bank in adjusting the parameters used to calculate ECLs, it was decided to record an additional 1,986,000 adjustment at year-end, based on an expert credit judgment.
The amount of the adjustment was assessed (i) using an adverse macroeconomic scenario, as mentioned in the previous paragraphs, with 100% weighing and the resulting effect on model creation variables, especially changes in the GDP and price levels and future interest rates, and (ii) estimating the effect of the situation mentioned in the ECL regarding the customers in the individual analysis portfolio that were classified in stages 2 and 3 and which are more vulnerable to the uncertainty described.
52.1.5	Portfolio quality
The table below shows the analysis by aging of performing loans in arrears (in days):

Portfolio Type	12/31/2021
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	98.9%	0.9%	0.0%	0.2%	0.0%
Comparable loans	99.7%	0.3%	0.0%	0.0%	0.0%
Consumer loans	99.5%	0.5%	0.0%	0.0%	0.0%

Total	99.4%	0.5%	0.0%	0.1%	0.0%

Portfolio Type	12/31/2020
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	99.5%	0.5%	0.0%	0.0%	0.0%
Comparable loans	99.8%	0.2%	0.0%	0.0%	0.0%
Consumer loans	99.5%	0.5%	0.0%	0.0%	0.0%

Total	99.6%	0.4%	0.0%	0.0%	0.0%

Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position	The following table shows the loans and other financing portfolio under credit risk by industry sector, classified by risk stage and identifying the expected loss calculated under individual or collective basis:

	1		2		3	12/31/2021
	Collective	Individual	Collective	Individual
Loans and other financing	264,058,234	80,734,484	9,165,071	4,736,047	3,298,729	361,992,565
Non-financial public sector	71,476	2,304,497	38			2,376,011
Other financial entities	2,097	1,511,809				1,513,906
Non-financial private sector	263,984,661	76,918,178	9,165,033	4,736,047	3,298,729	358,102,648
Individuals	165,922,628	1,409,662	5,154,604		1,692,395	174,179,289
Manufacturing Industry	16,314,786	23,877,488	433,807	1,813,898	99,088	42,539,067
Agricultural and cattle industry	20,695,007	11,322,075	1,573,615	2,922,149	521,206	37,034,052
Services	31,659,540	9,765,307	1,242,898		296,816	42,964,561
Commercial activities	20,534,135	14,070,177	519,276		156,215	35,279,803
Exploration of mines and quarries	1,187,122	6,163,678	18,432		466,547	7,835,779
Financial intermediation	1,446,583	6,092,589	48,297		5,239	7,592,708
Construction activities	4,284,804	4,067,903	113,930		47,877	8,514,514
Electricity supply and gas	330,340	149,299	13,331		1,719	494,689
Public administration	1,553,095		35,482		11,388	1,599,965
Water supply and public sanitation	56,621		11,361		239	68,221

	1		2		3	12/31/2020
	Collective	Individual	Collective	Individual
Loans and other financing	272,384,223	103,143,331	16,804,351	6,636,186	4,573,328	403,541,419
Non-financial public sector	19,970	5,435,857	264		155	5,456,246
Other financial entities	35	2,776,171				2,776,206
Non-financial private sector	272,364,218	94,931,303	16,804,087	6,636,186	4,573,173	395,308,967
Individuals	172,436,899	1,330,481	9,384,787		1,035,247	184,187,414
Manufacturing Industry	15,489,685	21,169,994	1,026,056	2,304,149	752,860	40,742,744
Agricultural and cattle industry	21,758,377	10,175,324	1,459,009	4,164,830	657,168	38,214,708
Services	33,631,262	16,884,293	2,740,537	166,347	162,398	53,584,837
Commercial activities	19,991,739	13,921,262	1,512,328	860	455,623	35,881,812
Exploration of mines and quarries	985,818	21,953,873	52,973		1,318,563	24,311,227
Financial intermediation	1,567,547	5,633,060	49,441		8,525	7,258,573
Construction activities	4,612,257	2,179,642	440,043		172,738	7,404,680
Electricity supply and gas	234,735	1,683,374	12,214		270	1,930,593
Public administration	1,565,767		125,064		9,369	1,700,200
Water supply and public sanitation	90,132		1,635		412	92,179

Summary of Collateral and Other Credit Improvements	The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2021.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	361,992,565	1,354,231	17,792,609	32,635,395	7,125,532	1,733,820	59,102,380	119,743,967	242,248,598	9,631,477
Loans commitment	225,060,382	2,332		75,149		59,379	607,685	744,545	224,315,837	353,085
Other financial assets	33,095,760								33,095,760	26,448
Other debt Securities at amortized cost	24,045,804								24,045,804	3,753
Other debt Securities at fair value through OCI	261,934,556								261,934,556	16,304

Total	906,129,067	1,356,563	17,792,609	32,710,544	7,125,532	1,793,199	59,710,065	120,488,512	785,640,555	10,031,067

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2021.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral					Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property
Loans and other financing	3,298,729		314,785	82,671	15,125	867,419	1,280,000	2,018,729	2,643,935

Total	3,298,729		314,785	82,671	15,125	867,419	1,280,000	2,018,729	2,643,935

•	Guarantees received for the entirely portfolio
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2020.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	403,541,419	1,203,699	9,881,685	36,220,738	6,225,565	2,516,348	71,036,272	127,084,307	276,457,112	14,985,662
Loans commitment	147,787,462	1,970					421,490	423,460	147,364,002	35,018
Other financial assets	27,621,984								27,621,984	28,569
Other debt Securities at amortized cost	46,971,920								46,971,920	8,259
Other debt Securities at fair value through OCI	268,683,871								268,683,871	9,002

Total	894,606,656	1,205,669	9,881,685	36,220,738	6,225,565	2,516,348	71,457,762	127,507,767	767,098,889	15,066,510

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2020.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral					Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property
Loans and other financing	4,573,328	1,606	1,070,234	1,412,147	98,844	407,668	2,990,499	1,582,829	2,502,785

Total	4,573,328	1,606	1,070,234	1,412,147	98,844	407,668	2,990,499	1,582,829	2,502,785

Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits
The following table shows the liquidity ratios during the fiscal years 2021 and 2020, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits:

	2021	2020
December, 31	87.37%	86.39%
Average	88.63%	81.57%
Max	92.77%	87.13%
Min	85.50%	71.49%

Summary of Contractual Cash Flows and Other Financing
The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2021 and 2020:

Item	Matured	Remaining terms to maturity as of December 31, 2021						Total
		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial government sector		231,864	623,940	486,951	1,230,632	477,747		3,051,134
Financial sector		255,723	666,131	37,420	129,864	728,954	134,062	1,952,154
Non-financial private sector and foreign residents	1,513,354	134,882,819	42,295,994	48,311,345	63,794,903	75,301,928	114,926,091	481,026,434

Total	1,513,354	135,370,406	43,586,065	48,835,716	65,155,399	76,508,629	115,060,153	486,029,722

Item	Matured	Remaining terms to maturity as of December 31, 2020						Total
		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial government sector		362,355	1,071,367	1,089,986	1,966,318	3,381,410	717,252	8,588,688
Financial sector		110,435	552,608	818,840	507,516	1,518,038		3,507,437
Non-financial private sector and foreign residents	1,976,809	142,739,326	46,419,093	63,310,427	74,731,191	71,044,263	115,609,094	515,830,203

Total	1,976,809	143,212,116	48,043,068	65,219,253	77,205,025	75,943,711	116,326,346	527,926,328

Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accured
Additionally, the tables below disclose the maturity of the contractual future cash flows of the financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2021 and 2020:

Item	Remaining terms to maturity as of December 31, 2021						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	534,412,537	52,250,559	6,441,859	550,099	43,267	1,264	593,699,585
From the non-financial government sector	53,454,556	2,113,040	1,183,257	2,606			56,753,459
From the financial sector	961,192						961,192
From the non-financial private sector and foreign residents	479,996,789	50,137,519	5,258,602	547,493	43,267	1,264	535,984,934
Liabilities at fair value through profit or loss	1,627,732						1,627,732
Derivative instruments			2,532				2,532
Other Financial Liabilities	66,471,643	176,593	158,167	258,006	377,884	497,652	67,939,945
Financing received from the Central Bank of Argentina and other financial institutions	235,308	182,952	13,519	8,318	5,724		445,821
Issued corporate bonds			3,141,995				3,141,995
Subordinated corporate bonds			1,364,088	1,364,089	2,728,178	49,252,993	54,709,348

Total	602,747,220	52,610,104	11,122,160	2,180,512	3,155,053	49,751,909	721,566,958

Item	Remaining terms to maturity as of December 31, 2020						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	663,992,149	67,995,710	8,425,133	4,566,614	52,538	3,301	745,035,445
From the non-financial government sector	102,449,069	8,390,806	1,361,454	3,212			112,204,541
From the financial sector	1,051,180						1,051,180
From the non-financial private sector and foreign residents	560,491,900	59,604,904	7,063,679	4,563,402	52,538	3,301	631,779,724
Derivative instruments	63	284					347
Repo transactions	936,425						936,425
Other financial institutions	936,425						936,425
Other Financial Liabilities	72,265,432	201,770	189,951	478,785	399,376	776,374	74,311,688
Financing received from the Central Bank of Argentina and other financial institutions	633,111	301,085	308,033	121,814	60,517	8,640	1,433,200
Issued corporate bonds	315,990		4,169,156	314,031	3,902,964		8,702,141
Subordinated corporate bonds			1,714,632	1,714,634	3,771,176	65,888,637	73,089,079

Total	738,143,170	68,498,849	14,806,905	7,195,878	8,186,571	66,676,952	903,508,325

Summary of Bank's VaR by type of Risks
As of December 31, 2021 and 2020, the Bank’s economic capital by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2021	12/31/2020
Interest rate risk	9,124	6,621
Currency Exchange rate risk	7,454	2,607
Price risk	3,719	7,846

Consumer [member]
Statement [LineItems]
Disclosure of internal credit grades	The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2021		12/31/2020
	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount
Performing	2.05%	96.76	2.32%	96.17
High grade	1.02%	79.54	1.13%	76.20
Standard grade	5.05%	12.44	4.79%	12.64
Sub-standard grade	11.26%	4.78	12.48%	7.33
Past due but not impaired	30.27%	2.33	33.24%	2.70
Impaired	100%	0.91	100%	1.13

Total		100		100